LONG-TERM INVESTMENTS - Summary of long-term investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]	¥ 0		¥ 5,356
Available-for-sale debt investments	[2]	0		525,373
Total		¥ 0	$ 0	¥ 530,729

[1]	In June 2021, the Group disposed all of its ownership in third-party private companies and realized a gain of RMB494 was recognized under Other income in the consolidated statements of operations during the year ended December 31, 2021. The Group recorded its shares of income in these investments of RMB1,348, RMB63 for the years ended December 31, 2019 and 2020, and shares of loss in these investments of RMB302 for the period up to disposal date during the year ended December 31, 2021.
[2]	The Group did not hold any long-term available-for-sale debt investments as of December 31, 2021.